                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended September 30, 2001.

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Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

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Institutional Investment Manager Filing this Report:
Name:       Highfields Capital Management LP
Address:    200 Clarendon Street,
            51st Floor, Boston, MA  02117
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13F File Number        28-3499
                       -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager

Name:   Kenneth H. Colburn
Title:  Chief Operating Officer
Phone:  617-850-7500

Signature, Place and Date of Signing

/s/ KENNETH H. COLBURN      Boston, Massachusetts  November 14, 2001
----------------------

Report Type (Check only one.)

[X]  13F Holdings Report

[ ]  13F Notice

[_]  13F Combination Report

List of other managers reporting for this manager:  None

I am signing this report as required by the Securities Exchange Act of 1934.
                                                                 SEC 1685 (5/91)

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Form 13F Summary Page

Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total:     55
                                         --------


Form 13F Information Table Value Total:  $1,423,011 (x 1000)
                                         -------------------


List of Other Included Managers:
     01   Jonathon S. Jacobson (File Number 28-7618)
     02   Richard L. Grubman (File Number 28-7616)
          Mr. Grubman, Mr. Jacobson and Highfields Capital Management LP share investment discretion with respect to the reported securities.


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FORM 13F

Page 2 of 3        Name of Reporting Manager Highfields Capital Management LP
                                             --------------------------------

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Item 1:Financial Printing
 GroupFinancial Printing Group

ITEM 1:                    ITEM 2:     ITEM 3:      ITEM 4:      ITEM 5:          ITEM 6:         ITEM 7:          ITEM 8:
-------                    -------     -------      -------      -------          -------         -------          -------
                                                             SHARES OR
                          TITLE OF      CUSIP        VALUE   PRINCIPAL   SH/   PUT/  INVESTMENT    OTHER     --VOTING AUTHORITY--
NAME OF ISSUER             CLASS       NUMBER       X$1000    AMOUNT     PRN   CALL  DISCRETION   MANAGERS   SOLE   SHARED    NONE
----------------------------------------------------------------------------------------------------------------------------------
Amazon Com Inc              COM        023135106     2,985     500,000  SHRS          OTHER         01/02             X
----------------------------------------------------------------------------------------------------------------------------------
Apache Corp                 COM        037411105     3,638      84,600  SHRS          OTHER         01/02             X
----------------------------------------------------------------------------------------------------------------------------------
AT&T Corp                   COM        001957109   110,408   5,720,613  SHRS          OTHER         01/02             X
----------------------------------------------------------------------------------------------------------------------------------
AT&T Wireless Svcs          COM        00209A106     5,627     376,647  SHRS          OTHER         01/02             X
Inc
----------------------------------------------------------------------------------------------------------------------------------
Bally Total Fitness         COM        05873K108     9,057     445,950  SHRS          OTHER         01/02             X
Hldg Corp
---------------------------------------------------------------------------------------------------------------------------------
Bank of Montreal            COM        063671101     1,839      74,000  SHRS          OTHER         01/02             X
---------------------------------------------------------------------------------------------------------------------------------
BCE Inc                     COM        05534B109    27,686   1,255,600  SHRS          OTHER         01/02             X
---------------------------------------------------------------------------------------------------------------------------------
BMC Software Inc            COM        055921100    34,028   2,679,400  SHRS          OTHER         01/02             X
---------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc               COM        172967101     5,394     133,175  SHRS          OTHER         01/02             X
---------------------------------------------------------------------------------------------------------------------------------
City Investing Co        UNIT BEN      177900107     1,009     586,900  SHRS          OTHER         01/02             X
Liq Tr                      INT
----------------------------------------------------------------------------------------------------------------------------------
Cree Inc                    COM        225447101       739      50,000  SHRS  PUT     OTHER         01/02             X
----------------------------------------------------------------------------------------------------------------------------------
Diebold Inc                 COM        253651103    58,503   1,535,500  SHRS          OTHER         01/02             X
----------------------------------------------------------------------------------------------------------------------------------
Disney Walt Co              COM        254687106     5,586     300,000  SHRS          OTHER         01/02             X
----------------------------------------------------------------------------------------------------------------------------------
Echostar                    CL A       278762109    80,077   3,441,201  SHRS          OTHER         01/02             X
Communications
----------------------------------------------------------------------------------------------------------------------------------
El Paso Elec Co             COM        283677854    75,660   5,753,600  SHRS          OTHER         01/02             X
----------------------------------------------------------------------------------------------------------------------------------
Enron Corp                  COM        293561106    18,653     685,000  SHRS  PUT     OTHER         01/02             X
----------------------------------------------------------------------------------------------------------------------------------
Enron Corp                  COM        293561106       408      15,000  SHRS  PUT     OTHER         01/02             X
----------------------------------------------------------------------------------------------------------------------------------
Enron Corp                  COM        293561106    43,568   1,600,000  SHRS  PUT     OTHER         01/02             X
----------------------------------------------------------------------------------------------------------------------------------
Fastenal Co                 COM        311900104     1,311      23,000  SHRS  PUT     OTHER         01/02             X
----------------------------------------------------------------------------------------------------------------------------------
Fedex Corp                  COM        31428X106    25,052     681,675  SHRS          OTHER         01/02             X
----------------------------------------------------------------------------------------------------------------------------------
Florida East                CL A       340632108     2,691     122,300  SHRS          OTHER         01/02             X
Coast Inds
----------------------------------------------------------------------------------------------------------------------------------
Florida East                CL B       340632207     5,881     272,249  SHRS          OTHER         01/02             X
Coast Inds
----------------------------------------------------------------------------------------------------------------------------------
FMC Technologies            COM        30249U101    10,993     951,800  SHRS          OTHER         01/02             X
Inc
----------------------------------------------------------------------------------------------------------------------------------
GAP Inc                     COM        364760108       430      36,000  SHRS          OTHER         01/02             X
----------------------------------------------------------------------------------------------------------------------------------
Gentiva Health              COM        37247A102    31,614   1,755,373  SHRS          OTHER         01/02             X
Services Inc
----------------------------------------------------------------------------------------------------------------------------------
Golden St                 WT EXP       381197136     3,608   2,863,100  SHRS          OTHER         01/02             X
Bancorp Inc               000000
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs               COM        38141G104    35,675     500,000  SHRS          OTHER         01/02             X
Group Inc
----------------------------------------------------------------------------------------------------------------------------------
Internet Cap            SUB NT CV      46059CAA4    11,338  49,837,000  PRN           OTHER         01/02             X
Group Inc                 5.5%04
----------------------------------------------------------------------------------------------------------------------------------
J Net Enterprises           COM        46622V102     3,370     842,500  SHRS          OTHER         01/02             X
Inc
----------------------------------------------------------------------------------------------------------------------------------
KPMG Consulting             COM        48265R109     8,211     759,620  SHRS          OTHER         01/02             X
Inc
----------------------------------------------------------------------------------------------------------------------------------
Lakes Gaming Inc            COM        51206P109     2,917     525,549  SHRS          OTHER         01/02             X
----------------------------------------------------------------------------------------------------------------------------------
Laser Mtg Mgmt              COM        51806D100    13,169   3,275,900  SHRS          OTHER         01/02             X
Inc
----------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies       PFD CV       549463206    20,083  20,000,000  PRN           OTHER         01/02             X
Inc                       8% 144A
----------------------------------------------------------------------------------------------------------------------------------
Manugistics Group           COM        565011103       290      49,900  SHRS          OTHER         01/02             X
Inc
----------------------------------------------------------------------------------------------------------------------------------
Massey Energy Corp          COM        576206106     1,099      75,000  SHRS          OTHER         01/02             X
----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch               COM        590188108    19,610     483,000  SHRS          OTHER         01/02             X
& Co Inc
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Mony Group Inc              COM        615337102    69,277   2,091,700  SHRS          OTHER         01/02             X
----------------------------------------------------------------------------------------------------------------------------------
National Australia        CAP UTS      632525309     6,733     250,000  SHRS          OTHER         01/02             X
Bk Ltd                     EXCHBL
----------------------------------------------------------------------------------------------------------------------------------
Newhall Land             DEPOSITARY    651426108    71,842   2,534,100  SHRS          OTHER         01/02             X
& Farming Co                REC
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Pactiv Corp                 COM        695257105   111,912   7,723,401  SHRS          OTHER         01/02             X
----------------------------------------------------------------------------------------------------------------------------------
Park Pl Entmt Corp          COM        700690100    51,202   6,985,220  SHRS          OTHER         01/02             X
----------------------------------------------------------------------------------------------------------------------------------
Readers Digest             CL A        755267101   149,611   8,135,462  SHRS          OTHER         01/02             X
Assn Inc                  NON VTG
----------------------------------------------------------------------------------------------------------------------------------
Readers Digest             CL B        755267200     7,690     433,000  SHRS          OTHER         01/02             X
Assn Inc
----------------------------------------------------------------------------------------------------------------------------------
Sappi Ltd                 SPON ADR     803069202     7,332     833,200  SHRS          OTHER         01/02             X
----------------------------------------------------------------------------------------------------------------------------------
Semiconductor             DEP RCPT     816636203     3,349     113,300  SHRS          OTHER         01/02             X
HLDRs Tr
----------------------------------------------------------------------------------------------------------------------------------
Shaw Communications      CL B CONV     82028K200    45,212   2,232,700  SHRS          OTHER         01/02             X
Inc
----------------------------------------------------------------------------------------------------------------------------------
Silicon                     COM        827056102     6,450  14,021,600  SHRS          OTHER         01/02             X
Graphics Inc
----------------------------------------------------------------------------------------------------------------------------------
Silicon Graphics         SR NT CV      827056AC6     4,675  22,000,000  PRN           OTHER         01/02             X
Inc                       5.25%04
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Smurfit-Stone               COM        832727101    11,714     885,400  SHRS          OTHER         01/02             X
Container Corp
----------------------------------------------------------------------------------------------------------------------------------
Station Casinos             COM        857689103    16,597   1,975,800  SHRS          OTHER         01/02             X
Inc
----------------------------------------------------------------------------------------------------------------------------------
Synopsys Inc                COM        871607107    69,770   1,739,466  SHRS          OTHER         01/02             X
----------------------------------------------------------------------------------------------------------------------------------
Telesp Celular            SPON ADR     87952L108       792     150,000  SHRS          OTHER         01/02             X
Part S A                    PFD
----------------------------------------------------------------------------------------------------------------------------------
Timberland Co               CL A       887100105     5,420     200,000  SHRS          OTHER         01/02             X
----------------------------------------------------------------------------------------------------------------------------------
Veritas Software            COM        923436109       929      50,374  SHRS          OTHER         01/02             X
Co
----------------------------------------------------------------------------------------------------------------------------------
Waddell & Reed              CL A       930059100   100,297   3,857,574  SHRS          OTHER         01/02             X
Finl Inc
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

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